Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our executive officers and certain corporate performance metrics, in accordance with SEC regulations, during the years ended December 31, 2020, 2021, and 2022. Please note that the compensation information presented in the Pay Versus Performance Table below is different from the compensation information presented in the Summary Compensation Table largely due to the different methodologies applied to calculate equity award information.
PAY VERSUS PERFORMANCE TABLE
	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands)(7) ($)	“Core” ROAE(8)
Year					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)
2022	3,759,129	216,887	1,962,883	168,582	38	69	(40,825)	1.8%
2021	4,727,154	5,202,864	2,330,958	2,600,747	74	91	68,353	5.9%
2020	3,199,995	1,921,617	1,682,491	1,116,462	58	78	(40,439)	6.7%

(1)
Summary Compensation Table Total for PEO – The amounts in this column are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Mr. Taylor, our Chief Executive Officer, for the covered years. Any cash compensation paid to Mr. Taylor by our Former Manager during 2020 is not included in the reported amount.

(2)
Compensation Actually Paid to PEO – The amounts in the following table represent deductions from and additions to the equity award values for Mr. Taylor for the purposes of computing compensation actually paid amounts appearing in this column of the Pay Versus Performance Table:

Year	Summary Compensation Table Total for PEO ($)	Grant Date Fair Value of Value of Equity Awards Granted During the Year(a) ($)	Year-End Fair Value of Outstanding Equity Awards Granted During the Year(a) ($)	Change in Fair Value as of Year-End of Any Prior Year Equity Awards that Remain Unvested as of Year-End(a) ($)	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Year(a) ($)	Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During the Year(b) ($)	Compensation Actually Paid to PEO ($)
2022	3,759,129	(2,249,979)	827,589	(2,417,670)	9,746	288,071	216,887
2021	4,727,154	(2,718,454)	2,637,373	282,302	(34,647)	309,136	5,202,864
2020	3,199,995	(2,199,995)	1,649,049	(508,971)	(296,731)	78,269	1,921,617

(a)
Equity fair value calculations reported in the Pay Versus Performance Table were made using the closing market price of our common stock on the NYSE on the relevant date (or, if the NYSE was closed on such date, the closing market price of our common stock on the most recent NYSE trading date prior to the relevant date).

For PSUs, the probable outcome of those awards’ performance conditions as of the relevant date was used to calculate fair value. Target-level performance was assumed on the grant date. As of December 31, 2021, management estimated that the probable outcome of the outstanding PSUs granted in early 2021 was that they would vest at 100% of target, based on information available at the time. As of December 31, 2022, management estimated that the probable outcome of the outstanding PSUs granted in early 2021 was that they would vest at 25% of target, and the probable outcome of the outstanding PSUs granted In early 2022 was that they would vest at 62.5% of target, in both cases based on information available at the time. No PSUs were granted in or outstanding during 2020.
(b)
Represents dividends paid on unvested restricted stock awards and dividend equivalent rights paid with respect to unvested RSUs during the covered fiscal year.

(3)
Average Summary Compensation Table Total for Non-PEO NEOs – The amounts in this column are the average amounts of compensation reported in the “Total” column of the Summary Compensation Table for our NEOs other than Mr. Taylor for the covered years. For all covered years, our NEOs other than Mr. Taylor were Mr. Urbaszek, Mr. Alpart, Mr. Morral and Mr. Plust. Any cash compensation paid to our NEOs by our Former Manager during 2020 is not included in the reported amount.

(4)
Average Compensation Actually Paid to Non-PEO NEOs – The amounts in the following table represent deductions from and additions to the equity award values for our NEOs other than Mr. Taylor for the purposes of computing average amounts of compensation actually paid appearing in this column of the Pay Versus Performance Table:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Grant Date Fair Value of Value of Equity Awards Granted During the Year(a) ($)	Average Year- End Fair Value of Outstanding Equity Awards Granted During the Year(a) ($)	Average Change in Fair Value as of Year-End of Any Prior Year Equity Awards that Remain Unvested as of Year-End(a) ($)	Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Year(a) ($)	Average Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During the Year(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,962,883	(1,142,483)	420,229	(1,229,748)	5,105	152,595	168,582
2021	2,330,958	(1,289,758)	1,251,290	159,936	(16,999)	165,321	2,600,747
2020	1,682,491	(1,239,991)	941,565	(244,193)	(58,501)	35,091	1,116,462

(a)
Equity fair value calculations reported in the Pay Versus Performance Table were made using the closing market price of our common stock on the NYSE on the relevant date (or, if the NYSE was closed on such date, the closing market price of our common stock on the most recent NYSE trading date prior to the relevant date).

For PSUs, the probable outcome of those awards’ performance conditions as of the relevant date was used to calculate fair value. Target-level performance was assumed on the grant date. As of December 31, 2021, management estimated that the probable outcome of the outstanding PSUs granted in early 2021 was that they would vest at 100% of target, based on information available at the time. As of December 31, 2022, management estimated that the probable outcome of the outstanding PSUs granted in early 2021 was that they would vest at 25% of target, and the probable outcome of the outstanding PSUs granted In early 2022 was that they would vest at 62.5% of target, in both cases based on information available at the time. No PSUs were granted in or outstanding during 2020.
(b)
Represents dividends paid on unvested restricted stock awards and dividend equivalent rights paid with respect to unvested RSUs during the covered fiscal year.

(5)
Total Shareholder Return (TSR) – The amounts in this column represent cumulative total return on our Company’s common stock at the end of each covered year, assuming $100 invested on December 31, 2019, with quarterly investment of dividends before consideration of income taxes and without the payment of any commissions.

(6)
Peer Group TSR – The amounts in this column represent cumulative total return on the stocks included in the Bloomberg REIT Mortgage Index (which is the index we reference in the “Performance Graph” appearing in Part II of our Annual Report on Form 10-K) at the end of each covered year, assuming $100 invested on December 31, 2019, with quarterly investment of dividends before consideration of income taxes and without the payment of any commissions.

(7)
Net Income (Loss) – The amounts in this column reflect the amount of net income (loss) reported in our Company’s audited financial statements for the covered years.

(8)
“Core” ROAE – The amounts in this column represent “Core” ROAE for the covered years, which is calculated as the ratio of (i) our Company’s Distributable Earnings generated during a period to (ii) our Company’s average common stockholders’ equity during the same period, as measured on each of the first and last day of such period. For these purposes, Distributable Earnings are as reported in our Company’s publicly filed financial reports, excluding the effects of certain non-cash items and one-time charges that we believe are not indicative of our Company’s overall operating performance.

In addition to financial results for these measures that are reported in accordance with GAAP, we report certain measures on a non-GAAP basis. These measures are not in accordance with, or a substitute for, GAAP, and our financial measures may differ from the non-GAAP financial measures used by other companies. For additional information, see the Appendix – Definitions and GAAP Reconciliation.

Company Selected Measure Name	“Core” ROAE
Named Executive Officers, Footnote [Text Block]
(1)
Summary Compensation Table Total for PEO – The amounts in this column are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Mr. Taylor, our Chief Executive Officer, for the covered years. Any cash compensation paid to Mr. Taylor by our Former Manager during 2020 is not included in the reported amount.
(3)
Average Summary Compensation Table Total for Non-PEO NEOs – The amounts in this column are the average amounts of compensation reported in the “Total” column of the Summary Compensation Table for our NEOs other than Mr. Taylor for the covered years. For all covered years, our NEOs other than Mr. Taylor were Mr. Urbaszek, Mr. Alpart, Mr. Morral and Mr. Plust. Any cash compensation paid to our NEOs by our Former Manager during 2020 is not included in the reported amount.

Peer Group Issuers, Footnote [Text Block]
(6)
Peer Group TSR – The amounts in this column represent cumulative total return on the stocks included in the Bloomberg REIT Mortgage Index (which is the index we reference in the “Performance Graph” appearing in Part II of our Annual Report on Form 10-K) at the end of each covered year, assuming $100 invested on December 31, 2019, with quarterly investment of dividends before consideration of income taxes and without the payment of any commissions.

PEO Total Compensation Amount	$ 3,759,129	$ 4,727,154	$ 3,199,995
PEO Actually Paid Compensation Amount	$ 216,887	5,202,864	1,921,617
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Summary Compensation Table Total for PEO – The amounts in this column are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Mr. Taylor, our Chief Executive Officer, for the covered years. Any cash compensation paid to Mr. Taylor by our Former Manager during 2020 is not included in the reported amount.

(2)
Compensation Actually Paid to PEO – The amounts in the following table represent deductions from and additions to the equity award values for Mr. Taylor for the purposes of computing compensation actually paid amounts appearing in this column of the Pay Versus Performance Table:

Year	Summary Compensation Table Total for PEO ($)	Grant Date Fair Value of Value of Equity Awards Granted During the Year(a) ($)	Year-End Fair Value of Outstanding Equity Awards Granted During the Year(a) ($)	Change in Fair Value as of Year-End of Any Prior Year Equity Awards that Remain Unvested as of Year-End(a) ($)	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Year(a) ($)	Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During the Year(b) ($)	Compensation Actually Paid to PEO ($)
2022	3,759,129	(2,249,979)	827,589	(2,417,670)	9,746	288,071	216,887
2021	4,727,154	(2,718,454)	2,637,373	282,302	(34,647)	309,136	5,202,864
2020	3,199,995	(2,199,995)	1,649,049	(508,971)	(296,731)	78,269	1,921,617

(a)
Equity fair value calculations reported in the Pay Versus Performance Table were made using the closing market price of our common stock on the NYSE on the relevant date (or, if the NYSE was closed on such date, the closing market price of our common stock on the most recent NYSE trading date prior to the relevant date).

For PSUs, the probable outcome of those awards’ performance conditions as of the relevant date was used to calculate fair value. Target-level performance was assumed on the grant date. As of December 31, 2021, management estimated that the probable outcome of the outstanding PSUs granted in early 2021 was that they would vest at 100% of target, based on information available at the time. As of December 31, 2022, management estimated that the probable outcome of the outstanding PSUs granted in early 2021 was that they would vest at 25% of target, and the probable outcome of the outstanding PSUs granted In early 2022 was that they would vest at 62.5% of target, in both cases based on information available at the time. No PSUs were granted in or outstanding during 2020.
(b)
Represents dividends paid on unvested restricted stock awards and dividend equivalent rights paid with respect to unvested RSUs during the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 1,962,883	2,330,958	1,682,491
Non-PEO NEO Average Compensation Actually Paid Amount	$ 168,582	2,600,747	1,116,462
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Average Summary Compensation Table Total for Non-PEO NEOs – The amounts in this column are the average amounts of compensation reported in the “Total” column of the Summary Compensation Table for our NEOs other than Mr. Taylor for the covered years. For all covered years, our NEOs other than Mr. Taylor were Mr. Urbaszek, Mr. Alpart, Mr. Morral and Mr. Plust. Any cash compensation paid to our NEOs by our Former Manager during 2020 is not included in the reported amount.

(4)
Average Compensation Actually Paid to Non-PEO NEOs – The amounts in the following table represent deductions from and additions to the equity award values for our NEOs other than Mr. Taylor for the purposes of computing average amounts of compensation actually paid appearing in this column of the Pay Versus Performance Table:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Grant Date Fair Value of Value of Equity Awards Granted During the Year(a) ($)	Average Year- End Fair Value of Outstanding Equity Awards Granted During the Year(a) ($)	Average Change in Fair Value as of Year-End of Any Prior Year Equity Awards that Remain Unvested as of Year-End(a) ($)	Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Year(a) ($)	Average Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During the Year(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,962,883	(1,142,483)	420,229	(1,229,748)	5,105	152,595	168,582
2021	2,330,958	(1,289,758)	1,251,290	159,936	(16,999)	165,321	2,600,747
2020	1,682,491	(1,239,991)	941,565	(244,193)	(58,501)	35,091	1,116,462

(a)
Equity fair value calculations reported in the Pay Versus Performance Table were made using the closing market price of our common stock on the NYSE on the relevant date (or, if the NYSE was closed on such date, the closing market price of our common stock on the most recent NYSE trading date prior to the relevant date).

For PSUs, the probable outcome of those awards’ performance conditions as of the relevant date was used to calculate fair value. Target-level performance was assumed on the grant date. As of December 31, 2021, management estimated that the probable outcome of the outstanding PSUs granted in early 2021 was that they would vest at 100% of target, based on information available at the time. As of December 31, 2022, management estimated that the probable outcome of the outstanding PSUs granted in early 2021 was that they would vest at 25% of target, and the probable outcome of the outstanding PSUs granted In early 2022 was that they would vest at 62.5% of target, in both cases based on information available at the time. No PSUs were granted in or outstanding during 2020.
(b)
Represents dividends paid on unvested restricted stock awards and dividend equivalent rights paid with respect to unvested RSUs during the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The amount of compensation actually paid to Mr. Taylor and the average amount of compensation actually paid to the other NEOs are directionally aligned with the Company’s cumulative TSR over the three years covered by the Pay versus Performance Table. Over that period, the compensation actually paid to Mr. Taylor decreased by 89% and the average compensation actually paid to the other NEOs decreased by 85%, while our Company’s cumulative TSR decreased by 34%. This directional alignment reflects the significant portion of the compensation actually paid to the NEOs that consisted of equity awards for all covered years.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income (Loss)
The amount of compensation actually paid to Mr. Taylor and the average amount of compensation actually paid to the other NEOs are not aligned with net income (loss) results over the three years covered by the Pay versus Performance Table. Over that period, the compensation actually paid to Mr. Taylor decreased by 89% and the average compensation actually paid to the other NEOs decreased by 85%, while our Company’s net income (loss) decreased by only 1%. Net income has not been used as a performance measure in our executive compensation program, and over the three covered years it has not correlated strongly with stock price on the measurement dates used to calculate compensation actually paid to the NEOs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and “Core” ROAE
“Core” ROAE is the most significant performance measure used by our Company during the most recently completed fiscal year to link (i) compensation actually paid to our NEOs to (ii) corporate performance. For both 2021 and 2022, PSUs comprised 50% of the equity award value granted to the NEOs, and “Core” ROAE was the performance metric for those awards (weighted 50% on an absolute basis and 50% on a relative basis). In addition, 50% of the NEOs’ AIP awards paid for 2021 and 2022 were based on “Core” ROAE achievement (weighted 66.7% on an absolute basis and 33.3% on a relative basis).
The amount of compensation actually paid to Mr. Taylor and the average amount of compensation actually paid to the other NEOs are generally aligned with “Core” ROAE results over the three years covered by the Pay versus Performance Table. Over that period, the compensation actually paid to Mr. Taylor decreased by 89%
and the average compensation actually paid to the other NEOs decreased by 85%, while our Company’s “Core” ROAE decreased by 73%. The alignment for 2021 and 2022 in particular reflects the significant role of this performance metric in determining the amount of compensation actually paid to the NEOs during the last two fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of Our Company and Cumulative TSR of the Peer Group
We believe that the TSR of the Company and of the companies included in the Bloomberg REIT Mortgage Index has been affected during the covered years, to varying degrees, by the ongoing negative impacts of the COVID-19 pandemic on macroeconomic conditions and the real estate market fundamentals, as well as the rapid increase in interest rates driven by the aggressive Federal Reserve monetary policy implemented to reduce the high rate of inflation, which has meaningfully contributed to a highly uncertain and volatile capital markets environment. The above factors have impacted various sectors and companies in different ways, including the performance of the Company’s loan portfolio, its capital structure and cost of funds.

Tabular List [Table Text Block]
FINANCIAL PERFORMANCE MEASURES
As summarized above in “Analysis of the Pay versus Performance Information – Compensation Actually Paid and ‘Core’ ROAE,” “Core” ROAE is the financial performance measure that has been tied to the NEOs’ long-term and short-term incentive awards for the last two fiscal years. During that time, payout levels under the AIP awards was partially determined by the NEOs’ performance relative to certain strategic objectives as well. Accordingly, the following performance measures were the most important performance measures used by our Company during the most recently completed fiscal year to link (i) compensation actually paid to our NEOs to (ii) corporate performance:
•
“Core” ROAE

•
Balance Sheet Management

•
Risk Management

•
Stockholder/Investor Focus

•
Enhancing Franchise Value

Total Shareholder Return Amount	$ 38	74	58
Peer Group Total Shareholder Return Amount	69	91	78
Net Income (Loss)	$ (40,825,000)	$ 68,353,000	$ (40,439,000)
Company Selected Measure Amount	1.8	5.9	6.7
PEO Name	Mr. Taylor
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	“Core” ROAE
Non-GAAP Measure Description [Text Block]
(8)
“Core” ROAE – The amounts in this column represent “Core” ROAE for the covered years, which is calculated as the ratio of (i) our Company’s Distributable Earnings generated during a period to (ii) our Company’s average common stockholders’ equity during the same period, as measured on each of the first and last day of such period. For these purposes, Distributable Earnings are as reported in our Company’s publicly filed financial reports, excluding the effects of certain non-cash items and one-time charges that we believe are not indicative of our Company’s overall operating performance.

In addition to financial results for these measures that are reported in accordance with GAAP, we report certain measures on a non-GAAP basis. These measures are not in accordance with, or a substitute for, GAAP, and our financial measures may differ from the non-GAAP financial measures used by other companies. For additional information, see the Appendix – Definitions and GAAP Reconciliation.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Balance Sheet Management
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Risk Management
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Stockholder/Investor Focus
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Enhancing Franchise Value
PEO [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, PSUs Granted In Early 2021, Vesting As A Percentage On Target	25.00%	100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, PSUs Granted In Early 2022, Vesting As A Percentage On Target	62.50%
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,249,979)	$ (2,718,454)	$ (2,199,995)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	827,589	2,637,373	1,649,049
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,417,670)	282,302	(508,971)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,746	(34,647)	(296,731)
PEO [Member] | Dividends Or Other Earnings Paid On Unvested Equity Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 288,071	$ 309,136	78,269
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, PSUs Granted In Early 2021, Vesting As A Percentage On Target	25.00%	100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, PSUs Granted In Early 2022, Vesting As A Percentage On Target	62.50%
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,142,483)	$ (1,289,758)	(1,239,991)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	420,229	1,251,290	941,565
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,229,748)	159,936	(244,193)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,105	(16,999)	(58,501)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Unvested Equity Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 152,595	$ 165,321	$ 35,091